Stockholders' equity (Details) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended		3 Months Ended	0 Months Ended						0 Months Ended								12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended											3 Months Ended	12 Months Ended			0 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	0 Months Ended		12 Months Ended			0 Months Ended									12 Months Ended					0 Months Ended		0 Months Ended				3 Months Ended
	May 15, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013 Director [Member] Stock Compensation Plan [Member]	Dec. 31, 2012 Director [Member] Stock Compensation Plan [Member]	Aug. 29, 2013 Employees [Member] Stock Issued for Services [Member]	Jun. 30, 2013 Employees [Member] Stock Compensation Plan [Member]	Dec. 31, 2013 Employees [Member] Stock Compensation Plan [Member]	Dec. 31, 2012 Employees [Member] Stock Compensation Plan [Member]	Dec. 31, 2012 Officers and Board Members [Member] Stock Compensation Plan [Member]	Mar. 31, 2013 CEO and Director [Member] Shares Issued Pursuant to Employment Contract [Member]	Sep. 01, 2013 CEO and Director [Member]	Mar. 31, 2013 Chief Operating Officer and Vice President of Customer Service [Member] Shares Issued Pursuant to Employment Contract [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Stock Issued for Signing Bonus [Member] Stock Compensation Plan [Member]	Dec. 31, 2013 Chief Executive Officer [Member] Stock Compensation Plan [Member]	Sep. 30, 2013 Chief Executive Officer [Member] Stock Compensation Plan [Member]	Aug. 12, 2013 Chief Executive Officer [Member] Convertible Notes Payable [Member]	Mar. 31, 2014 Chief Executive Officer [Member]	Sep. 18, 2013 Chief Executive Officer [Member]	Aug. 29, 2013 Director and Engineer [Member] Stock Issued for Services [Member]	Dec. 31, 2013 Chief Financial Officer [Member] Stock Compensation Plan [Member]	Sep. 30, 2013 Chief Financial Officer [Member] Stock Compensation Plan [Member]	Jun. 18, 2014 Chief Financial Officer [Member]	May 27, 2014 Chief Financial Officer [Member]	Mar. 31, 2014 Chief Financial Officer [Member]	Dec. 31, 2013 Chief Operating Officer [Member] Stock Compensation Plan [Member]	Dec. 31, 2013 Vice President of Customer Support [Member] Stock Compensation Plan [Member]	Dec. 31, 2012 Principal [Member]	Dec. 31, 2012 Accrued Interest [Member]	Dec. 31, 2012 Class A [Member] Stock Issued for Cash [Member]	Jan. 23, 2013 Class A [Member] Private Placement [Member]	Jan. 23, 2013 Class A [Member] Private Placement [Member]	Dec. 31, 2012 Class B [Member] Stock Issued for Cash [Member]	Jan. 23, 2013 Class B [Member] Private Placement [Member]	Jan. 23, 2013 Class B [Member] Private Placement [Member]	Dec. 31, 2012 Warrants Exercised at $0.25 [Member]	Dec. 31, 2012 Shares Issued for Consulting Services [Member]	Jul. 30, 2013 Stock Issued for Services [Member] Independent Contractor #1 [Member]	Jul. 30, 2013 Stock Issued for Services [Member] Independent Contractor #2 [Member]	May 20, 2014 Stock Issued for Services [Member]	Feb. 03, 2014 Stock Issued for Services [Member]	Dec. 31, 2013 Stock Issued for Services [Member]	Nov. 26, 2013 Stock Issued for Services [Member]	Sep. 30, 2013 Stock Issued for Services [Member]	Sep. 23, 2013 Stock Issued for Services [Member]	Aug. 30, 2013 Stock Issued for Services [Member]	Jul. 30, 2013 Stock Issued for Services [Member]	Mar. 06, 2013 Stock Issued for Services [Member]	Mar. 31, 2013 Stock Issued for Services [Member]	Dec. 31, 2012 Stock Issued for Services [Member]	Sep. 23, 2013 Stock Issued for Services [Member]	Aug. 30, 2013 Stock Issued for Services [Member]	Oct. 10, 2013 Stock Issued for Cash [Member]	Oct. 01, 2013 Stock Issued for Cash [Member]	Apr. 30, 2013 Stock Issued for Cash [Member]	Mar. 31, 2013 Stock Issued for Cash [Member]	Dec. 31, 2012 Stock Issued for Cash [Member]	Mar. 31, 2013 Stock Issued Conversion of Debt [Member]	Dec. 31, 2012 Stock Issued Conversion of Debt [Member]	Dec. 31, 2012 Shares Surrendered by Contractor and Cancelled [Member]	Dec. 31, 2012 Stock Issued for Consulting Services in Error [Member]	Mar. 31, 2013 Shares Issued Pursuant to Employment Contract [Member]	Feb. 03, 2014 Stock Issued for Services #2 [Member]	Jan. 23, 2013 Stock Issued for Services #2 [Member]	Dec. 31, 2013 Stock Issued for Services #2 [Member]	Dec. 31, 2012 Stock Issued for Services #2 [Member]	Jan. 23, 2013 Stock Issued for Services #2 [Member]	Nov. 20, 2013 Private Placement [Member]	Nov. 12, 2013 Private Placement [Member]	Oct. 25, 2013 Private Placement [Member]	Jul. 30, 2013 Private Placement [Member]	Jun. 12, 2013 Private Placement [Member]	Apr. 30, 2013 Private Placement [Member]	Mar. 19, 2013 Private Placement [Member]	Mar. 06, 2013 Private Placement [Member]	Jan. 23, 2013 Private Placement [Member]	Dec. 31, 2013 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Jul. 30, 2013 Private Placement [Member]	Mar. 19, 2013 Private Placement [Member]	Jan. 23, 2013 Private Placement [Member]	Jul. 16, 2013 Warrants Issued for Investor Relation Services [Member]	Jul. 16, 2013 Warrants Issued for Investor Relation Services [Member]	Oct. 29, 2013 Stock Issued Exercise Warrant [Member]	Aug. 30, 2013 Stock Issued Exercise Warrant [Member]	Aug. 30, 2013 Stock Issued Exercise Warrant [Member]	Dec. 31, 2012 Stock Compensation Plan [Member]	Sep. 30, 2013 Warrants Issued with Notes Payable [Member]
Stockholders' equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													500,000																																								325,000																	330,000																				1,130,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures		150,000	564,900	1,143,700	1,130,000		360,000	180,000	17,500		325,700	150,000					100,000	150,000	150,000				225,000	104,000	104,000	200,000	105,000		212,500	52,800													60,000
Share Price (in Dollars per share)								$ 0.40				$ 0.20	$ 0.35
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures (in Dollars)		$ 76,500		$ 556,032	$ 409,000		$ 219,960	$ 72,000	$ 6,125			$ 30,000					$ 61,100	$ 91,650	$ 66,000				$ 67,500	$ 63,544	$ 45,760	$ 96,020	$ 49,350		$ 129,838	$ 32,261													$ 30,600
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)													175,000
Common Stock, Shares Subscribed but Unissued		435,000		2,855,979	1,225,994	1,225,994																																																																																				500,000
Stock Issued During Period, Shares, Issued for Services		892,289	172,500	1,039,819	325,000																																			300,000	19,445	19,445			15,000	71,429	31,500	31,500	142,000	38,890		180,000	145,000			100,000								60,000			150,000		180,000
Stock Issued During Period, Value, Issued for Services (in Dollars)		409,010		421,016	152,025																																			132,000	7,778	7,778			9,165	50,000	13,388	11,009	41,194	15,556			152,025			40,000
Amortization period, prepaid consulting agreement																																								1
Common Stock, Number of Shares Authorized for Cash																																																												505,000
Proceeds from Issuance or Sale of Equity (in Dollars)																																																												202,000
Sale of Stock, Price Per Share (in Dollars per share)																																																												$ 0.40																								$ 0.40
Class of Warrant or Rights Granted		8,060,000		12,229,621	1,372,500																																												22,000											2																	112,500		2	10,347,500					22,000						1,123,933
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.25										$ 0.40							$ 0.40											$ 0.55		$ 0.55	$ 0.75		$ 0.75	$ 0.25																$ 0.40																											$ 0.40	$ 0.40			$ 0.40					$ 0.40
Warrant Term																																	3 years	3 years		5 years	5 years												5 years																									10 years			10 years								5 years						3 years
Stock Issued During Period, Shares, New Issues																																																									250,000	12,500	112,500	392,500											362,500	1,373,750	787,500	187,500	437,500	187,500	750,000	625,000	225,000		112,500
Proceeds from Warrant Exercises (in Dollars)				51,875	61,750																																		61,750																																																14,375	37,500
Class of Warrant or Rights, Exercised		0		307,500	247,000																																		247,000																																																57,500
Debt Conversion, Converted Instrument, Amount (in Dollars)																				35,000											669,500	23,648
Debt Conversion, Converted Instrument, Shares Issued					3,241,184															100,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																																																													133,494	3,107,690
Stock Repurchased and Retired During Period, Shares																																																															700,000
Common Stock, Shares, Issued		40,737,560		37,274,292	30,874,508
Common Stock, Shares, Outstanding		40,737,560		37,274,292	30,874,508	30,874,508
Preferred Stock, Shares Issued		0		0	0
Number of employees																																																																	3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period														150,000		89,200
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars)														54,000		37,464
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition (in Dollars)																																																																				58,500
Proceeds from Issuance of Private Placement (in Dollars)																																																																							145,000	549,500	315,000	75,000	175,000	75,000	300,000	250,000	90,000		45,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																																			10,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)																																																			4,000
Number of Investors																																																																							5	3	11	3	4	3	3										2
Stockholders' Equity Description of Units Sold																																																								Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.	Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.														Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.	Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.	Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.	Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.	Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 and one five year warrant to purchase one share of common stock for $0.75 per share	Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for a $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share	Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.	Each unit consists of one share of common stock, one three year warrant to purchase one share of common stock for $0.55 per share and one five year warrant to purchase one share of common stock for $0.75 per share.
Payments of Stock Issuance Costs (in Dollars)																																																																							18,850	71,435	40,950	9,750	22,750	9,750	39,000	32,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																																																																		1	1
Total Expenses Incurred with Offering (in Dollars)																																																																							2,650	2,314	8,774	25,659	31,558	11,324	46,121	36,214
Proceeds from Issuance of Private Placements, Net (in Dollars)																																																																							123,500	475,751	265,276	49,341	143,442	63,675	253,879	213,786
Class of Warrants or Rights, Warrants to be Issued	(30,000)			(30,000)																																																																						28,125	65,625	28,125		93,750
Stock Issued During Period, Value, New Issues (in Dollars)				2,069,500	202,000																																																				100,000	5,000
Warrant Obligation, Description	On May 15, 2013, the Company entered into an amendment with its investment banking firm to reduce the warrants payable to the firm by 30,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares										325,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value (in Dollars)											114,039
Warrant, Fair Value (in Dollars)																																																	5,311																																				6,300
Number of independent contractors																																																		2
Debt Conversion, Original Debt, Amount (in Dollars)		0	0	35,000	693,148															35,000
Stock Issued During Period, Shares, Exercise of Warrants		0	0	100,000	3,241,184																																																																																			150,000
Shares Issued, Price Per Share (in Dollars per share)																																																						$ 0.3495																																			$ 0.25
Number of Directors							6
Stock Authorized to be Issued, Shares																					150,000							104,250																325,000																						98,039
Stock Authorized to be Issued, Value (in Dollars)																					$ 76,500							$ 53,040																$ 130,000																						$ 50,000